Unaudited Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Net (loss) income	$ (15,426)	$ 54,853	$ 4,621	$ 66,596
Other comprehensive income (loss) before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax (note 10)	(264)	2,517	(1,278)	(15,689)
To equity income:
Realized loss on qualifying cash flow hedging instruments	793	868	2,085	2,591
Other comprehensive income (loss)	529	3,385	807	(13,098)
Comprehensive (loss) income	(14,897)	58,238	5,428	53,498
Non-controlling interest in comprehensive (loss) income	3,436	4,999	10,168	7,954
Preferred unitholders' interest in comprehensive (loss) income (note 12)	2,813	0	8,438	0
General and limited partners' interest in comprehensive (loss) income	$ (21,146)	$ 53,239	$ (13,178)	$ 45,544